T. ROWE PRICE FINANCIALS ETF

September 30, 2025 Unaudited
PORTFOLIO OF INVESTMENTS‡	Shares	$ Value
(Cost and value in $000s)

COMMON STOCKS 99.6%
BANKS 28.8%
Community Banks 1.0%
Columbia Banking System	1,426	37
Fulton Financial	785	14
UMB Financial	420	50
		101
Large Regional Banks 7.0%
East West Bancorp	701	75
PNC Financial Services Group	624	125
Popular	553	70
Regions Financial	3,717	98
Synovus Financial	235	12
U.S. Bancorp	3,547	172
Webster Financial	1,720	102
Western Alliance Bancorp	1,029	89
		743
Money Center Banks 19.1%
Bank of America	10,955	565
Citigroup	5,333	541
JPMorgan Chase	1,828	577
Wells Fargo	4,161	349
		2,032
Trust Banks 1.7%
Bank of New York Mellon	297	32
State Street	1,257	146
		178
Total Banks		3,054
CAPITAL MARKETS 19.4%
Alternative Asset Managers 3.8%
Apollo Global Management	1,013	135
Ares Management	237	38
Blackstone	164	28
KKR	1,125	146
StepStone Group, Class A	857	56
		403
Brokerage & Wealth Managers 4.2%
Charles Schwab	4,226	404
Robinhood Markets, Class A (1)	282	40
		444

T. ROWE PRICE FINANCIALS ETF

	Shares	$ Value
(Cost and value in $000s)
Exchanges 3.0%
Cboe Global Markets	124	31
CME Group	421	114
Intercontinental Exchange	945	159
Miami International Holdings (1)	403	16
		320
Investment Banks 6.1%
Goldman Sachs Group	490	390
Morgan Stanley	1,630	259
		649
Traditional Asset Managers 2.3%
Affiliated Managers Group	91	22
Blackrock	154	179
Invesco	1,781	41
		242
Total Capital Markets		2,058
CONSUMER FINANCE 5.6%
Consumer Finance 5.6%
American Express	525	174
Capital One Financial	1,530	325
LendingClub (1)	2,267	35
Synchrony Financial	838	60
Total Consumer Finance		594
INSURANCE 25.7%
Brokers 2.6%
Marsh & McLennan	969	195
Willis Towers Watson	224	78
		273
International Insurance 0.3%
Great-West Lifeco (CAD)	803	33
		33
Life & Health 2.7%
Corebridge Financial	1,849	59
Equitable Holdings	956	48
MetLife	1,429	118
Voya Financial	909	68
		293
Miscellaneous Insurance 9.5%
Berkshire Hathaway, Class B (1)	1,999	1,005
		1,005

T. ROWE PRICE FINANCIALS ETF

	Shares	$ Value
(Cost and value in $000s)
Primary Commercial 5.7%
American International Group	1,754	138
Chubb	1,028	290
Hartford Insurance Group	1,019	136
Neptune Insurance Holdings, Class A (1)	423	8
Travelers	112	31
		603
Primary Personal Lines 3.0%
Allstate	964	207
Progressive	465	115
		322
Reinsurance 1.9%
Axis Capital Holdings	966	93
RenaissanceRe Holdings	435	110
		203
Total Insurance		2,732
MORTGAGE FINANCE 0.2%
Mortgage 0.2%
PennyMac Financial Services	213	26
Total Mortgage Finance		26
PAYMENTS & BUSINESS SERVICES & MISCELLANEOUS 19.9%
Business Services 0.1%
Equifax	65	17
		17
Payments 17.7%
Block (1)	972	70
Corpay (1)	355	102
Fiserv (1)	848	109
Global Payments	1,031	86
Klarna Group (1)	150	5
Mastercard, Class A	1,072	610
PayPal Holdings (1)	1,672	112
Visa, Class A	2,290	782
		1,876
Rating Agencies & Miscellaneous 2.1%
Moody's	47	22
S&P Global	404	197
		219
Total Payments & Business services & Miscellaneous		2,112
Total Common Stocks (Cost $9,995)		10,576

T. ROWE PRICE FINANCIALS ETF

	Shares	$ Value
(Cost and value in $000s)
SHORT-TERM INVESTMENTS 0.6%
Money Market Funds 0.6%
State Street Institutional U.S. Government Money Market Fund, 4.09% (2)	64,646	65
Total Short-Term Investments (Cost $65)		65
Total Investments in Securities 100.2% of Net Assets (Cost $10,060)		$10,641
Other Assets Less Liabilities (0.2%)		(21)
Net Assets 100.0%		$10,620

‡	Shares are denominated in U.S. dollars unless otherwise noted.
(1)	Non-income producing.
(2)	Seven-day yield
CAD	Canadian Dollar
The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE FINANCIALS ETF

Unaudited
    NOTES TO PORTFOLIO OF INVESTMENTS

T. Rowe Price Exchange-Traded Funds, Inc. (the corporation) is registered under the Investment Company Act of 1940 (the 1940 Act). The T. Rowe Price Financials ETF (the fund) is an open-end management investment company established by the corporation and follows accounting and reporting guidance of the Financial Accounting Standards Board Accounting Standards Codification Topic 946. The accompanying Portfolio of Investments was prepared in accordance with accounting principles generally accepted in the United States of America (GAAP). For additional information on the fund’s significant accounting policies and investment related disclosures, please refer to the fund’s most recent semiannual shareholder report and its prospectus.
VALUATION
Fair Value
The fund’s financial instruments are valued at the close of the New York Stock Exchange (NYSE), normally 4 p.m. Eastern Time, each day the NYSE is open for business, and are reported at fair value, which GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The fund’s Board of Directors (the Board) has designated T. Rowe Price Associates, Inc. as the fund’s valuation designee (Valuation Designee). Subject to oversight by the Board, the Valuation Designee performs the following functions in performing fair value determinations: assesses and manages valuation risks; establishes and applies fair value methodologies; tests fair value methodologies; and evaluates pricing vendors and pricing agents. The duties and responsibilities of the Valuation Designee are performed by its Valuation Committee. The Valuation Designee provides periodic reporting to the Board on valuation matters.
Various valuation techniques and inputs are used to determine the fair value of financial instruments. GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value:
Level 1  –  quoted prices (unadjusted) in active markets for identical financial instruments that the fund can access at the reporting date
Level 2  –  inputs other than Level 1 quoted prices that are observable, either directly or indirectly (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads)
Level 3  –  unobservable inputs (including the Valuation Designee’s assumptions in determining fair value)
Observable inputs are developed using market data, such as publicly available information about actual events or transactions, and reflect the assumptions that market participants would use to price the financial instrument. Unobservable inputs are those for which market data are not available and are developed using the best information available about the assumptions that market participants would use to price the financial instrument. GAAP requires valuation techniques to maximize the use of relevant observable inputs and minimize the use of unobservable inputs. When multiple inputs are used to derive fair value, the financial instrument is assigned to the level within the fair value hierarchy based on the lowest-level input that is significant to the fair value of the financial instrument. Input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level but rather the degree of judgment used in determining those values.
Valuation Techniques
Equity securities, including exchange-traded funds, listed or regularly traded on a securities exchange or in the over-the-counter (OTC) market are valued at the last quoted sale price or, for certain markets, the official closing price at the time the valuations are made. A security that is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary market for such security. Listed securities not traded on a particular day are valued at the mean of the closing bid and asked prices for domestic securities and the last quoted sale or closing price for international securities.

T. ROWE PRICE FINANCIALS ETF

The last quoted prices of non-U.S. equity securities may be adjusted to reflect the fair value of such securities at the close of the NYSE, if the Valuation Designee determines that developments between the close of a foreign market and the close of the NYSE will affect the value of some or all of the fund's portfolio securities. Each business day, the Valuation Designee uses information from outside pricing services to evaluate the quoted prices of portfolio securities and, if appropriate, decides whether it is necessary to adjust quoted prices to reflect fair value by reviewing a variety of factors, including developments in foreign markets, the performance of U.S. securities markets, and the performance of instruments trading in U.S. markets that represent foreign securities and baskets of foreign securities. The Valuation Designee uses outside pricing services to provide it with quoted prices and information to evaluate or adjust those prices. The Valuation Designee cannot predict how often it will use quoted prices or how often it will determine it necessary to adjust those prices to reflect fair value.
Investments denominated in foreign currencies are translated into U.S. dollar values each day at the prevailing exchange rate, using the mean of the bid and asked prices of such currencies against U.S. dollars as provided by an outside pricing service.
Investments in mutual funds are valued at the mutual fund’s closing NAV per share on the day of valuation.
Investments for which market quotations are not readily available or deemed unreliable are valued at fair value as determined in good faith by the Valuation Designee. The Valuation Designee has adopted methodologies for determining the fair value of investments for which market quotations are not readily available or deemed unreliable, including the use of other pricing sources. Factors used in determining fair value vary by type of investment and may include market or investment specific considerations. The Valuation Designee typically will afford greatest weight to actual prices in arm’s length transactions, to the extent they represent orderly transactions between market participants, transaction information can be reliably obtained, and prices are deemed representative of fair value. However, the Valuation Designee may also consider other valuation methods such as market-based valuation multiples; a discount or premium from market value of a similar, freely traded security of the same issuer; discounted cash flows; yield to maturity; or some combination. Fair value determinations are reviewed on a regular basis. Because any fair value determination involves a significant amount of judgment, there is a degree of subjectivity inherent in such pricing decisions. Fair value prices determined by the Valuation Designee could differ from those of other market participants, and it is possible that the fair value determined for a security may be materially different from the value that could be realized upon the sale of that security.
Valuation Inputs
The following table summarizes the fund’s financial instruments, based on the inputs used to determine their fair values on September 30, 2025 (for further detail by category, please refer to the accompanying Portfolio of Investments):
($000s)	Level 1	Level 2	Level 3	Total Value
Assets
Common Stocks	$10,543	$33	$—	$10,576
Short-Term Investments	65	—	—	65
Total	$10,608	$33	$—	$10,641
OTHER MATTERS
Unpredictable environmental, political, social and economic events, including but not limited to, environmental or natural disasters, war and conflict, terrorism, geopolitical and regulatory developments (including trading and tariff arrangements), and public health epidemics or threats, may significantly affect the economy and the markets and issuers in which a fund invests. The extent and duration of such events and resulting market disruptions cannot be predicted. These and other similar events may cause instability across global markets, including reduced liquidity and disruptions in trading markets, while some events may affect certain geographic

T. ROWE PRICE FINANCIALS ETF

regions, countries, sectors, and industries more significantly than others, and exacerbate other pre-existing political, social, and economic risks. The fund’s performance could be negatively impacted if the value of a portfolio holding were harmed by these or such events.
ETF1193-054Q3
09/25